Other Reserves - Schedule of Movements in Options or Warrants and Performance Rights (Details) - Warrants [member]		12 Months Ended
		Jun. 30, 2025 AUD ($) shares		Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 AUD ($) shares		Jun. 30, 2023 AUD ($) shares
Schedule of Movements in Options or Warrants and Performance Rights [Line Items]
Balance beginning | shares		15,194,959		15,194,959		12,879,720		19,873,877
Balance beginning (in Dollars) | $		$ 3,059,321				$ 3,123,759		$ 3,053,197
Exercise of unlisted options at $0.12 (2024-03-12) | shares						(200,000)
Exercise of unlisted options at $0.12 (2024-03-12) (in Dollars) | $						$ (43,780)
Performance rights issued in the year | shares		5,386,810	[1]	5,386,810	[1]	1,688,839	[2]
Performance rights issued in the year (in Dollars) | $		$ 239,488	[1]				[2]
Unlisted Options Issued/Expensed | shares
Unlisted Options Issued/Expensed (in Dollars) | $						$ 15,231
Options issued in the period (net of adjustments) | shares		3,000,000	[3]	3,000,000	[3]	1,000,000	[4]
Options issued in the period (net of adjustments) (in Dollars) | $		$ 55,584	[3]			$ (11,932)	[4]
Share-based payments expense for options previously issued | shares
Share-based payments expense for options previously issued (in Dollars) | $		$ 9,171
Exercise of performance rights | shares	[5]	(1,326,747)		(1,326,747)
Exercise of performance rights (in Dollars) | $	[5]	$ (96,000)
Lapse of performance rights issued in the year | shares		(285,741)		(285,741)
Lapse of performance rights issued in the year (in Dollars) | $
Share-based payment expenses – options | shares	[6]							1,430,000
Share-based payment expenses – options (in Dollars) | $	[6]							$ 104,753
Lapse of unexercised options | shares		(8,016,120)		(8,016,120)		(173,600)		(8,424,157)
Lapse of unexercised options (in Dollars) | $		$ (1,741,178)				$ (23,957)		$ (156,392)
Share-based payment expenses - performance rights | shares	[2]
Share-based payment expenses - performance rights (in Dollars) | $	[2]							$ 122,201
Balance ending | shares		13,953,161		13,953,161		15,194,959		12,879,720
Balance ending (in Dollars) | $		$ 1,526,386				$ 3,059,321		$ 3,123,759

[1]	The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, security price at grant date, term and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions.
[2]	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.
[3]	1,000,000 options each were granted under OIP to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024. Subsequently, these options were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.
[4]	1,000,000 options were granted to Mr. Paul Brennan upon his appointment March 16, 2022, but were subject to shareholder approval that was not obtained until 2023. The options have been expensed over the vesting period from when the service period commenced and Immuron have revised the estimate of the fair value at the grant date. Of the $(11,932) adjustment, $(12,896) relates to the difference between the estimated fair value and the grant date fair value of these options. The fair value at the shareholder approval date was determined using the Black-Scholes option pricing model and takes into account the exercise price, the term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, risk-free interest rate for the term of the security and certain probability assumptions. The offsetting of $965 relates to options issued for Dr. Jeannette Joughin.
[5]	1,147,083 ordinary shares were issued to Mr. Steven Lydeamore during the year ended 30 June 2025 on the exercise of performance rights granted.
[6]	During the fiscal year 2022, 1,430,000 options were granted under OIP to Mr. Steven Lydeamore on 27 June 2022. Subsequently, these options have been issued to Mr. Steven Lydeamore in July 2022.